UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: January 31

Date of reporting period: October 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON INVESTMENT COUNSEL

SOCIAL AWARENESS FUND (FORMERLY

KNOWN AS LEGG MASON PARTNERS

SOCIAL AWARENESS FUND)

FORM N-Q

OCTOBER 31, 2009

Legg Mason Investment Counsel Social Awareness Fund

Schedule of Investments (unaudited)	October 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 70.3%
CONSUMER DISCRETIONARY - 6.7%
Hotels, Restaurants & Leisure - 1.6%
78,350	Yum! Brands Inc.	$2,581,632

Multiline Retail - 1.1%
36,590	Target Corp.	1,772,054

Specialty Retail - 1.6%
124,080	Lowe’s Cos. Inc.	2,428,246

Textiles, Apparel & Luxury Goods - 2.4%
53,350	Coach Inc.	1,758,950
29,430	V.F. Corp.	2,090,707

	Total Textiles, Apparel & Luxury Goods	3,849,657

	TOTAL CONSUMER DISCRETIONARY	10,631,589

CONSUMER STAPLES - 9.2%
Beverages - 1.9%
49,430	PepsiCo Inc.	2,992,987

Food & Staples Retailing - 1.8%
83,140	CVS Caremark Corp.	2,934,842

Food Products - 2.8%
175,590	Darling International Inc. *	1,220,350
49,530	General Mills Inc.	3,265,018

	Total Food Products	4,485,368

Household Products - 2.7%
72,500	Procter & Gamble Co.	4,205,000

	TOTAL CONSUMER STAPLES	14,618,197

ENERGY - 8.5%
Energy Equipment & Services - 2.7%
27,560	FMC Technologies Inc. *	1,449,656
67,409	National-Oilwell Varco Inc. *	2,763,095

	Total Energy Equipment & Services	4,212,751

Oil, Gas & Consumable Fuels - 5.8%
47,660	Apache Corp.	4,485,759
83,581	BP PLC, ADR	4,732,356

	Total Oil, Gas & Consumable Fuels	9,218,115

	TOTAL ENERGY	13,430,866

FINANCIALS - 8.2%
Capital Markets - 3.1%
142,500	Charles Schwab Corp.	2,470,950
7,910	Goldman Sachs Group Inc.	1,346,045
27,000	State Street Corp.	1,133,460

	Total Capital Markets	4,950,455

Commercial Banks - 3.2%
80,210	Comerica Inc.	2,225,827
123,760	U.S. Bancorp	2,873,707

	Total Commercial Banks	5,099,534

Insurance - 1.9%
44,670	Arch Capital Group Ltd. *	3,009,418

	TOTAL FINANCIALS	13,059,407

HEALTH CARE - 10.1%
Biotechnology - 4.2%
109,297	BioMarin Pharmaceutical Inc. *	1,700,661
45,880	Celgene Corp. *	2,342,174

See Notes to Schedule of Investments.

Legg Mason Investment Counsel Social Awareness Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

SHARES	SECURITY	VALUE
Biotechnology - 4.2% (continued)
60,650	Gilead Sciences Inc. *	$2,580,658

	Total Biotechnology	6,623,493

Health Care Equipment & Supplies - 4.1%
55,160	Covidien PLC	2,323,339
53,480	Inverness Medical Innovations Inc. *	2,032,775
48,850	Stryker Corp.	2,247,100

	Total Health Care Equipment & Supplies	6,603,214

Health Care Providers & Services - 1.8%
35,170	Express Scripts Inc. *	2,810,786

	TOTAL HEALTH CARE	16,037,493

INDUSTRIALS - 7.3%
Building Products - 0.9%
128,100	Masco Corp.	1,505,175

Commercial Services & Supplies - 4.1%
136,530	Covanta Holding Corp. *	2,345,585
107,004	Republic Services Inc.	2,772,474
51,350	Tetra Technology Inc. *	1,321,235

	Total Commercial Services & Supplies	6,439,294

Electrical Equipment - 1.6%
67,388	Emerson Electric Co.	2,543,897

Machinery - 0.7%
23,789	Deere & Co.	1,083,589

	TOTAL INDUSTRIALS	11,571,955

INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 3.8%
103,790	Cisco Systems Inc. *	2,371,602
110,630	Corning Inc.	1,616,304
78,880	Juniper Networks Inc. *	2,012,229

	Total Communications Equipment	6,000,135

Computers & Peripherals - 3.0%
12,400	Apple Inc. *	2,337,400
91,830	NetApp Inc. *	2,484,002

	Total Computers & Peripherals	4,821,402

Internet Software & Services - 1.6%
4,750	Google Inc., Class A Shares *	2,546,570

IT Services - 2.5%
58,080	Accenture PLC, Class A Shares	2,153,606
43,710	Lender Processing Services Inc.	1,739,658

	Total IT Services	3,893,264

Semiconductors & Semiconductor Equipment - 1.9%
73,060	Broadcom Corp., Class A Shares *	1,944,126
40,520	Varian Semiconductor Equipment Associates Inc. *	1,150,363

	Total Semiconductors & Semiconductor Equipment	3,094,489

Software - 0.8%
48,970	Amdocs Ltd. *	1,234,044

	TOTAL INFORMATION TECHNOLOGY	21,589,904

MATERIALS - 2.6%
Chemicals - 1.8%
22,579	Air Products & Chemicals Inc.	1,741,518
11,110	Potash Corp. of Saskatchewan Inc.	1,030,786

	Total Chemicals	2,772,304

See Notes to Schedule of Investments.

Legg Mason Investment Counsel Social Awareness Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

SHARES	SECURITY	VALUE
Construction Materials - 0.3%
6,600	Martin Marietta Materials Inc.	$549,912

Metals & Mining - 0.5%
24,100	Cliffs Natural Resources Inc.	857,237

	TOTAL MATERIALS	4,179,453

TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
34,280	America Movil SAB de CV, Series L Shares, ADR	1,512,777
40,755	American Tower Corp., Class A Shares *	1,500,599

	TOTAL TELECOMMUNICATION SERVICES	3,013,376

UTILITIES - 2.2%
Electric Utilities - 2.2%
32,500	Exelon Corp.	1,526,200
83,200	Northeast Utilities	1,917,760

	TOTAL UTILITIES	3,443,960

	TOTAL COMMON STOCKS (Cost - $99,806,946)	111,576,200

FACE AMOUNT
ASSET-BACKED SECURITIES - 0.5%
FINANCIALS - 0.5%
Automobiles - 0.5%
$49,381	Harley-Davidson Motorcycle Trust, 3.760% due 12/17/12	49,449
417,000	Honda Auto Receivables Owner Trust, 4.470% due 1/18/12	426,613
354,415	Hyundai Auto Receivables Trust, 5.260% due 11/15/12	358,784

	TOTAL ASSET-BACKED SECURITIES (Cost - $838,347)	834,846

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%
	Banc of America Commercial Mortgage Inc.:
738,000	5.142% due 11/10/42 (a)	759,023
242,077	5.611% due 5/10/45	248,309
401,042	Bear Stearns Commercial Mortgage Securities, 4.240% due 8/13/39 (a)	403,804
411,213	Credit Suisse First Boston Mortgage Securities Corp., 6.505% due 2/15/34	423,646
1,814,730	Federal Home Loan Mortgage Corp. (FHLMC), 5.500% due 12/15/18 (b)	1,892,860
480,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.201% due 8/12/37 (a)	499,260
331,887	TIAA Seasoned Commercial Mortgage Trust, 5.670% due 8/15/39 (a)	344,937

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,471,826)	4,571,839

CORPORATE BONDS & NOTES - 12.6%
CONSUMER DISCRETIONARY - 1.5%
Media - 1.0%
600,000	Comcast Corp., Bonds, 5.650% due 6/15/35	564,378
1,000,000	Walt Disney Co., Medium-Term Notes, Global Notes, 5.700% due 7/15/11	1,075,697

	Total Media	1,640,075

Specialty Retail - 0.5%
700,000	Home Depot Inc., Senior Notes, 5.200% due 3/1/11	731,492

	TOTAL CONSUMER DISCRETIONARY	2,371,567

CONSUMER STAPLES - 0.7%
Beverages - 0.4%
655,000	PepsiCo Inc., Senior Notes, 5.000% due 6/1/18	698,882

See Notes to Schedule of Investments.

Legg Mason Investment Counsel Social Awareness Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

FACE AMOUNT	SECURITY	VALUE
Household Products - 0.3%
$430,000	Procter & Gamble Co., Senior Notes, 4.600% due 1/15/14	$462,482

	TOTAL CONSUMER STAPLES	1,161,364

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
750,000	Apache Corp., Senior Notes, 5.250% due 4/15/13	811,665

FINANCIALS - 6.3%
Capital Markets - 0.6%
715,000	Goldman Sachs Group Inc., Senior Notes, 5.700% due 9/1/12	776,395
1,000,000	Lehman Brothers Holdings Inc., Medium-Term Notes, 4.500% due 7/26/10 (c)	162,500

	Total Capital Markets	938,895

Commercial Banks - 1.0%
435,000	Barclays Bank PLC, Senior Notes, 5.000% due 9/22/16	445,202
390,000	National City Bank, Subordinated Notes, 6.200% due 12/15/11	416,919
700,000	Wells Fargo Bank NA, Subordinated Notes, 6.450% due 2/1/11	738,370

	Total Commercial Banks	1,600,491

Consumer Finance - 2.1%
750,000	HSBC Finance Corp., Notes, 6.375% due 10/15/11	803,120
700,000	John Deere Capital Corp., Medium-Term Notes, 5.650% due 7/25/11	750,436
2,175,000	SLM Corp., Medium-Term Notes, 5.000% due 10/1/13	1,808,750

	Total Consumer Finance	3,362,306

Diversified Financial Services - 2.3%
1,000,000	Bank of America Corp., Senior Notes, 5.625% due 10/14/16	1,025,549
1,000,000	Countrywide Home Loans Inc., Medium-Term Notes, 4.000% due 3/22/11	1,019,699
650,000	IBM International Group Capital LLC, Senior Notes, 5.050% due 10/22/12	711,435
540,000	National Rural Utilities Cooperative Finance Corp., Medium-Term Notes, 8.000% due 3/1/32	637,448
190,000	Private Export Funding Corp., 4.974% due 8/15/13	209,530

	Total Diversified Financial Services	3,603,661

Insurance - 0.3%
675,000	Genworth Financial Inc., Senior Notes, 6.500% due 6/15/34	537,287

	TOTAL FINANCIALS	10,042,640

HEALTH CARE - 1.6%
Pharmaceuticals - 1.6%
650,000	Abbott Laboratories, Senior Notes, 5.600% due 11/30/17	713,834
850,000	AstraZeneca PLC, Senior Notes, 5.400% due 9/15/12	937,405
355,000	Merck & Co. Inc., Senior Notes, 4.000% due 6/30/15	372,494
470,000	Novartis Capital Corp., Senior Notes, 4.125% due 2/10/14	496,922

	TOTAL HEALTH CARE	2,520,655

INDUSTRIALS - 0.5%
Road & Rail - 0.5%
650,000	Norfolk Southern Corp., Senior Notes, 7.250% due 2/15/31	785,259

INFORMATION TECHNOLOGY - 0.4%
Computers & Peripherals - 0.3%
410,000	Hewlett-Packard Co., Senior Notes, 4.250% due 2/24/12	433,245

Software - 0.1%
205,000	Microsoft Corp., Senior Notes, 2.950% due 6/1/14	208,206

	TOTAL INFORMATION TECHNOLOGY	641,451

MATERIALS - 0.4%
Chemicals - 0.4%
600,000	Potash Corp. of Saskatchewan Inc., Senior Notes, 5.875% due 12/1/36	613,447

See Notes to Schedule of Investments.

Legg Mason Investment Counsel Social Awareness Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

FACE AMOUNT	SECURITY	VALUE
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
$1,000,000	Verizon Communications Inc., Senior Notes, 5.350% due 2/15/11	$1,051,562

	TOTAL CORPORATE BONDS & NOTES (Cost - $20,470,336)	19,999,610

MORTGAGE-BACKED SECURITIES - 8.1%
FHLMC - 5.7%
	Federal Home Loan Mortgage Corp. (FHLMC):
428,435	6.000% due 9/1/37 (b)	456,373
	Gold:
3,572,821	5.000% due 3/1/19-7/1/35 (b)	3,765,226
1,076,374	4.500% due 6/1/21 (b)	1,131,375
1,797,393	6.000% due 2/1/22-2/1/36 (b)	1,917,592
832,460	6.500% due 1/1/37 (b)	894,128
793,860	5.500% due 2/1/37 (b)	836,915

	Total FHLMC	9,001,609

FNMA - 1.4%
	Federal National Mortgage Association (FNMA):
174	6.500% due 3/1/29 (b)	189
532,100	4.500% due 2/1/35 (b)	542,169
206,415	5.500% due 6/1/36-11/1/36 (b)	217,706
1,464,102	6.000% due 5/1/37-9/1/37 (b)	1,558,662

	Total FNMA	2,318,726

GNMA - 1.0%
1,351,746	Government National Mortgage Association (GNMA) I, 5.000% due 12/15/35	1,411,548
172,794	Government National Mortgage Association (GNMA) II, 7.000% due 11/20/36	186,039

	Total GNMA	1,597,587

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $12,044,353)	12,917,922

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.9%
U.S. Government Agency - 0.3%
303,000	Federal National Mortgage Association (FNMA), Bonds, 6.625% due 11/15/30 (b)	381,487

U.S. Government Obligations - 1.6%
2,279,000	U.S. Treasury Bonds, 3.500% due 2/15/39	1,998,400
	U.S. Treasury Notes:
163,000	2.750% due 2/15/19	154,952
444,000	3.125% due 5/15/19	434,635

	Total U.S. Government Obligations	2,587,987

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,946,749)	2,969,474

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $140,578,557)	152,869,891

See Notes to Schedule of Investments.

Legg Mason Investment Counsel Social Awareness Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 3.7%
Repurchase Agreement - 3.7%
$5,818,345	Goldman Sachs & Co. repurchase agreement dated 10/30/09, 0.050% due 11/2/09; Proceeds at maturity - $5,818,369; (Fully collateralized by U.S. government agency obligation, 3.000% due 10/29/14; Market value - $5,940,549) (Cost - $5,818,345)	$5,818,345

	TOTAL INVESTMENTS - 100.0% (Cost - $146,396,902#)	158,688,236

	Other Assets in Excess of Liabilities - 0.0%	12,366

	TOTAL NET ASSETS - 100.0%	$158,700,602

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2009.

(b)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.

(c)	The coupon payment on these securities is currently in default as of October 31, 2009.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Investment Counsel Social Awareness Fund (formerly known as Legg Mason Partners Social Awareness Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description†	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments:
Common stocks	$111,576,200	—	—	$111,576,200
Asset-backed securities	—	$834,846	—	834,846
Collateralized mortgage obligations	—	4,571,839	—	4,571,839
Corporate bonds & notes	—	19,999,610	—	19,999,610
Mortgage-backed securities	—	12,917,922	—	12,917,922
U.S. government & agency obligations	—	2,969,474	—	2,969,474

Total long-term investments	$111,576,200	$41,293,691	—	$152,869,891

Short-term investment	—	5,818,345	—	5,818,345

Total investments	$111,576,200	$47,112,036	—	$158,688,236

†	See Schedule of Investments for additional categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,535,009
Gross unrealized depreciation	(7,243,675)

Net unrealized appreciation	$12,291,334

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

At October 31, 2009, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 23, 2009

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	December 23, 2009